Related Party Transactions (Details) - Schedule of accounts receivable from related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of accounts receivable from related parties [Line Items]
Accounts receivable from related parties	$ 9,472,545	$ 3,016,399
Less: allowance for credit losses	(666,307)	(624,312)
Accounts receivable - related parties, net	8,806,238	2,392,087
MOVEMENT OF ALLOWANCE FOR CREDIT LOSSES FOR ACCOUNTS RECEIVABLE FROM RELATED PARTIES:
Beginning balance	624,312
Provisions		624,312
Write-off
Effect of foreign exchange rate	41,995
Ending balance	666,307	624,312
ADVANCES FROM CUSTOMERS - RELATED PARTIES
Entity A and its subsidiaries	23,898	7,254,968
ACCOUNTS PAYABLE - RELATED PARTIES
Advances from customers – related parties	3,100,923	5,225,004
ADVANCE TO SUPPLIERS AND OTHER CURRENT ASSETS – RELATED PARTIES
Advance to suppliers and other current assets – related parties	1,678,462
Entity A and its subsidiaries [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related parties [Line Items]
Accounts receivable from related parties	377,154	1,460,103
ADVANCES FROM CUSTOMERS - RELATED PARTIES
Entity A and its subsidiaries		72,904
Jincai [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related parties [Line Items]
Accounts receivable from related parties	4,677,921
ADVANCES FROM CUSTOMERS - RELATED PARTIES
Entity A and its subsidiaries		7,176,897
ADVANCE TO SUPPLIERS AND OTHER CURRENT ASSETS – RELATED PARTIES
Contract Asset	1,270,063
Entity B [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related parties [Line Items]
Accounts receivable from related parties	666,307	624,312
Entity D’s subsidiaries [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related parties [Line Items]
Accounts receivable from related parties	1,882,205	931,984
ACCOUNTS PAYABLE - RELATED PARTIES
Advances from customers – related parties		1,368,979
ADVANCE TO SUPPLIERS AND OTHER CURRENT ASSETS – RELATED PARTIES
Advance to Suppliers	408,399
Sude [Member]
Related Party Transactions (Details) - Schedule of accounts receivable from related parties [Line Items]
Accounts receivable from related parties	1,868,958
Heilongjiang Binteer [Member]
ADVANCES FROM CUSTOMERS - RELATED PARTIES
Entity A and its subsidiaries	23,898	5,167
Entity C [Member]
ACCOUNTS PAYABLE - RELATED PARTIES
Advances from customers – related parties		1,318,692
Entity A and its subsidiary [Member]
ACCOUNTS PAYABLE - RELATED PARTIES
Advances from customers – related parties	$ 3,100,923	$ 2,537,333